Maturity [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares iBonds Dec 2027 Term Treasury ETF | iShares iBonds Dec 2027 Term Treasury ETF
Prospectus [Line Items]
Annual Return [Percent]	5.38%	3.19%	4.38%	(9.79%)	(3.46%)